Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 16,318	$ 4,534	$ 4,456
Accounts receivable - net of allowance for doubtful accounts of $260 and $103 at September 30, 2014 and December 31, 2013, respectively	3,820	1,175
Accounts receivable - net of allowance for doubtful accounts of $103 and $22 at December 31, 2013 and 2012, respectively		1,961	1,161
Unbilled revenue	2,030	786
Inventories - net	15,000	11,682	6,258
Deferred costs	951	1,443	1,285
Prepaid expenses and other current assets	1,665	1,365	681
Total current assets	39,784	20,985	13,841
Property, plant and equipment - net	1,624	1,414	1,900
Intangible assets - net	369	509	696
Goodwill	722	722	722
Deferred income taxes	281	2,384	409
Asset held for sale		1,300	2,077
Other assets	250	231	381
Total Assets	43,030	27,545	20,026
CURRENT LIABILITIES:
Working capital revolving line of credit	4,000
Current portion of long-term debt	4,000	141	100
Accounts payable	2,004	2,148	601
Accrued expenses	4,146	2,158	1,480
Accrued compensation	2,195	2,207	1,199
Deferred revenue	5,124	4,221	1,340
Deferred income taxes	439	2,532	549
Customer deposits	6,860	10,917	4,227
Liability for stock compensation		598
Other current liabilities	94	197	753
Total current liabilities	24,862	25,119	10,249
Deferred revenue, less current portion	1,531	1,163	1,112
Senior secured convertible notes		12,107
Long- term debt, less current portion		300	346
Liability for stock compensation			456
Warrant liability		0	3,268
Other long-term liability	278	258	349
Total Liabilities	26,671	38,947	15,780
Commitments and Contingencies
SHAREHOLDERS' EQUITY (DEFICIENCY):
Common stock		128
Additional paid-in capital	7,831	139,804	6,379
Accumulated deficit	(156,811)	(151,334)	(137,206)
Total Shareholders' Equity (Deficiency)	16,359	(11,402)	4,246
Total Liabilities and Shareholders' Equity (Deficiency)	43,030	27,545	20,026
Voting Common Shares-No Par [Member]
SHAREHOLDERS' EQUITY (DEFICIENCY):
Common stock	87,205
Class B Restricted Voting Common Shares-No Par [Member]
SHAREHOLDERS' EQUITY (DEFICIENCY):
Common stock	78,134
Series X Convertible Preferred Stock [Member]
SHAREHOLDERS' EQUITY (DEFICIENCY):
Convertible preferred stock	0	0
Series A Convertible Preferred Stock [Member]
SHAREHOLDERS' EQUITY (DEFICIENCY):
Convertible preferred stock			56,451
Series B Convertible Preferred Stock [Member]
SHAREHOLDERS' EQUITY (DEFICIENCY):
Convertible preferred stock			56,447
Convertible Series C-1 Preferred Stock [Member]
SHAREHOLDERS' EQUITY (DEFICIENCY):
Convertible preferred stock			21,994
Series C-2 Convertible Preferred Stock [Member]
SHAREHOLDERS' EQUITY (DEFICIENCY):
Convertible preferred stock			$ 181